NATIONWIDE VA

SEPARATE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account -A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate-A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Total Return Series - Initial Class (MTRS)
	955 shares (cost $16,773)	$17,690
NVIT Fund - Class I (TRF)
	538,717 shares (cost $5,381,436)	4,875,388
NVIT Government Bond Fund - Class I (GBF)
	308,517 shares (cost $3,594,398)	3,680,613
American Century NVIT Growth Fund - Class I (CAF)
	55,864 shares (cost $634,948)	768,686
NVIT Money Market Fund - Class I (SAM)
	402,239 shares (cost $402,239)	402,239
VP Balanced Fund - Class I (ACVB)
	327,711 shares (cost $2,123,471)	2,133,396
Equity-Income Portfolio - Initial Class (FEIP)
	771 shares (cost $18,220)	14,419
VIP Fund - Growth Portfolio - Initial Class (FGP)
	229,260 shares (cost $7,113,657)	8,457,410
Balanced Portfolio - I Class Shares (AMBP)
	225,680 shares (cost $2,116,662)	2,367,384

Total Investments		$22,717,225

Accounts Receivable		360

		$22,717,585

Contract Owners’ Equity:
Accumulation units		22,595,303
Contracts in payout (annuitization) period (note 1f)		122,282

Total Contract Owners’ Equity (note 5)		$22,717,585

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP
Reinvested dividends	$252,741	464	61,034	104,641	4,762	-	40,574	374
Mortality and expense risk charges (note 2)	(321,135)	(249)	(69,849)	(45,524)	(10,481)	(6,418)	(27,745)	(204)

Net investment income (loss)	(68,394)	215	(8,815)	59,117	(5,719)	(6,418)	12,829	170

Realized gain (loss) on investments	(155,487)	42	(40,986)	5,015	20,073	-	8,553	29
Change in unrealized gain (loss) on investments	204,991	(195)	11,117	120,083	(30,484)	-	63,812	(261)

Net gain (loss) on investments	49,504	(153)	(29,869)	125,098	(10,411)	-	72,365	(232)

Reinvested capital gains	43,480	-	-	10,900	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,590	62	(38,684)	195,115	(16,130)	(6,418)	85,194	(62)

Investment Activity:	FGP	AMBP
Reinvested dividends	$32,933	7,959
Mortality and expense risk charges (note 2)	(125,299)	(35,366)

Net investment income (loss)	(92,366)	(27,407)

Realized gain (loss) on investments	(181,605)	33,392
Change in unrealized gain (loss) on investments	107,423	(66,504)

Net gain (loss) on investments	(74,182)	(33,112)

Reinvested capital gains	32,580	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(133,968)	(60,519)

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MTRS		TRF		GBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(68,394)	(61,422)	215	217	(8,815)	(16,865)	59,117	56,376
Realized gain (loss) on investments	(155,487)	(470,667)	42	27	(40,986)	(262,532)	5,015	769
Change in unrealized gain (loss) on investments	204,991	3,688,279	(195)	1,122	11,117	899,773	120,083	(71,720)
Reinvested capital gains	43,480	159,234	-	-	-	-	10,900	129,856

Net increase (decrease) in contract owners’ equity resulting from operations	24,590	3,315,424	62	1,366	(38,684)	620,376	195,115	115,281

Equity transactions:
Purchase payments received from contract owners (note 3)	82,255	103,465	-	-	4,891	33,871	1,244	1,081
Transfers between funds	-	-	-	-	(9,966)	(177,457)	274,011	58,202
Redemptions (note 3)	(2,751,729)	(2,588,356)	-	-	(742,140)	(599,389)	(222,393)	(397,310)
Annuity benefits	(13,203)	(11,646)	-	-	(3,213)	(2,962)	-	-
Contract maintenance charges (note 2)	(33,128)	(36,525)	-	-	(7,890)	(8,786)	(4,050)	(4,521)
Contingent deferred sales charges (note 2)	(851)	(1,250)	-	-	(370)	(92)	(226)	-
Adjustments to maintain reserves	1,195	(26,853)	-	(2)	376	(6,664)	(31)	61

Net equity transactions	(2,715,461)	(2,561,165)	-	(2)	(758,312)	(761,479)	48,555	(342,487)

Net change in contract owners’ equity	(2,690,871)	754,259	62	1,364	(796,996)	(141,103)	243,670	(227,206)
Contract owners’ equity beginning of period	25,408,456	24,654,197	17,618	16,254	5,672,475	5,813,578	3,436,945	3,664,151

Contract owners’ equity end of period	$22,717,585	25,408,456	17,680	17,618	4,875,479	5,672,475	3,680,615	3,436,945

CHANGES IN UNITS:
Beginning units	934,878	1,040,443	785	785	164,163	188,245	104,118	114,799
Units purchased	26,691	45,391	-	-	165	1,444	9,940	6,482
Units redeemed	(128,179)	(150,956)	-	-	(22,189)	(25,526)	(8,734)	(17,163)

Ending units	833,390	934,878	785	785	142,139	164,163	105,324	104,118

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CAF		SAM		ACVB		FEIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,719)	(7,638)	(6,418)	(9,818)	12,829	11,949	170	63
Realized gain (loss) on investments	20,073	84,097	-	-	8,553	14,526	29	7
Change in unrealized gain (loss) on investments	(30,484)	64,097	-	-	63,812	173,908	(261)	1,658
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,130)	140,556	(6,418)	(9,818)	85,194	200,383	(62)	1,728

Equity transactions:
Purchase payments received from contract owners (note 3)	2,867	6,200	25,292	-	35,149	1,908	-	-
Transfers between funds	40,848	(338,664)	(169,438)	33,037	(9,880)	95,535	-	-
Redemptions (note 3)	(98,790)	(68,452)	(171,339)	(219,078)	(111,780)	(172,001)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,079)	(1,316)	(659)	(826)	(2,594)	(2,917)	-	-
Contingent deferred sales charges (note 2)	(159)	-	-	(1,027)	-	-	-	-
Adjustments to maintain reserves	(15)	(22)	(4)	2	(11)	(16)	(2)	(2)

Net equity transactions	(56,328)	(402,254)	(316,148)	(187,892)	(89,116)	(77,491)	(2)	(2)

Net change in contract owners’ equity	(72,458)	(261,698)	(322,566)	(197,710)	(3,922)	122,892	(64)	1,726
Contract owners’ equity beginning of period	841,141	1,102,839	724,821	922,531	2,137,324	2,014,432	14,469	12,743

Contract owners’ equity end of period	$768,683	841,141	402,255	724,821	2,133,402	2,137,324	14,405	14,469

CHANGES IN UNITS:
Beginning units	43,270	66,773	42,282	53,117	168,972	175,477	553	553
Units purchased	2,307	829	1,486	5,326	3,865	9,853	-	-
Units redeemed	(5,236)	(24,332)	(19,995)	(16,161)	(10,610)	(16,358)	-	-

Ending units	40,341	43,270	23,773	42,282	162,227	168,972	553	553

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGP		AMBP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(92,366)	(87,920)	(27,407)	(7,786)
Realized gain (loss) on investments	(181,605)	(280,619)	33,392	(26,942)
Change in unrealized gain (loss) on investments	107,423	2,164,810	(66,504)	454,631
Reinvested capital gains	32,580	29,378	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(133,968)	1,825,649	(60,519)	419,903

Equity transactions:
Purchase payments received from contract owners (note 3)	8,427	41,117	4,385	19,288
Transfers between funds	(152,933)	237,993	27,358	91,354
Redemptions (note 3)	(1,037,905)	(780,730)	(367,382)	(351,396)
Annuity benefits	(7,106)	(6,044)	(2,884)	(2,640)
Contract maintenance charges (note 2)	(13,183)	(14,094)	(3,673)	(4,065)
Contingent deferred sales charges (note 2)	(96)	(88)	-	(43)
Adjustments to maintain reserves	485	(14,304)	397	(5,906)

Net equity transactions	(1,202,311)	(536,150)	(341,799)	(253,408)

Net change in contract owners’ equity	(1,336,279)	1,289,499	(402,318)	166,495
Contract owners’ equity beginning of period	9,793,877	8,504,378	2,769,786	2,603,291

Contract owners’ equity end of period	$8,457,598	9,793,877	2,367,468	2,769,786

CHANGES IN UNITS:
Beginning units	297,004	315,568	113,731	125,126
Units purchased	4,641	13,615	4,287	7,842
Units redeemed	(42,440)	(32,179)	(18,975)	(19,237)

Ending units	259,205	297,004	99,043	113,731

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- A

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)*

High Income Bond Fund II - Primary Shares (FHIB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

*At December 31, 2011, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- A

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an adaministrative charge of 0.05%, for a total variable account charge of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an adminitrative charge of 0.15%, for a total variable account charge of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.30%	$320,682	$-	$69,849	$45,524	$10,481	$6,418	$27,745	$-
1.40%	453	249	-	-	-	-	-	204

Totals	$321,135	$249	$69,849	$45,524	$10,481	$6,418	$27,745	$204

	FGP	AMBP
1.30%	$125,299	$35,366
1.40%	-	-

	$125,299	$35,366

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $43,798 and $74,716, respectively, and total transfers from the Account to the fixed account were $244,909 and $195,854, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $5,605 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- A

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$22,717,225	$0	$0	$22,717,225

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

		Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)		$464	$250
NVIT Fund - Class I (TRF)		63,496	837,680
NVIT Government Bond Fund - Class I (GBF)		451,813	333,238
American Century NVIT Growth Fund - Class I (CAF)		49,721	111,779
NVIT Money Market Fund - Class I (SAM)		25,274	347,851
VP Balanced Fund - Class I (ACVB)		82,422	158,725
Equity-Income Portfolio - Initial Class (FEIP)		374	206
VIP Fund - Growth Portfolio - Initial Class (FGP)		189,543	1,466,726
Balanced Portfolio - I Class Shares (AMBP)		107,803	483,257

	Total	$970,910	$3,739,712

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Series - Initial Class (MTRS)
2011	1.40%	785	$22.521782	$17,680	2.60%	0.35%
2010	1.40%	785	22.443172	17,618	2.72%	8.39%
2009	1.40%	785	20.705660	16,254	3.58%	16.38%
2008	1.40%	785	17.790000	13,967	3.09%	-23.22%
2007	1.40%	785	23.173470	18,191	2.57%	2.75%
NVIT Fund - Class I (TRF)
2011	1.30%	142,139	34.088481	4,845,271	1.13%	-0.78%
2010	1.30%	164,163	34.354879	5,639,731	1.01%	11.98%
2009	1.30%	188,245	30.680617	5,775,504	1.34%	24.46%
2008	1.30%	203,876	24.650000	5,025,851	1.37%	-42.32%
2007	1.30%	265,619	42.735674	11,351,407	1.07%	6.77%
NVIT Government Bond Fund - Class I (GBF)
2011	1.30%	105,324	34.945645	3,680,615	3.00%	5.86%
2010	1.30%	104,118	33.009769	3,436,945	2.91%	3.42%
2009	1.30%	114,799	31.918249	3,664,151	3.36%	1.35%
2008	1.30%	135,767	31.490000	4,275,576	4.16%	6.32%
2007	1.30%	162,491	29.620219	4,813,019	4.30%	5.76%
American Century NVIT Growth Fund - Class I (CAF)
2011	1.30%	40,341	19.054639	768,683	0.59%	-1.98%
2010	1.30%	43,270	19.439339	841,141	0.56%	17.70%
2009	1.30%	66,773	16.516251	1,102,839	0.56%	31.74%
2008	1.30%	51,683	12.540000	647,966	0.27%	-39.50%
2007	1.30%	69,175	20.724395	1,433,610	0.17%	17.98%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	23,773	16.919908	402,255	0.00%	-1.30%
2010	1.30%	42,282	17.142137	724,821	0.00%	-1.30%
2009	1.30%	53,117	17.367899	922,531	0.03%	-1.26%
2008	1.30%	67,441	17.590000	1,186,238	2.06%	0.73%
2007	1.30%	49,060	17.462322	856,702	4.94%	3.42%
VP Balanced Fund - Class I (ACVB)
2011	1.30%	162,227	13.150636	2,133,402	1.90%	3.97%
2010	1.30%	168,972	12.648988	2,137,324	1.90%	10.19%
2009	1.30%	175,477	11.479746	2,014,432	5.27%	13.98%
2008	1.30%	185,731	10.070000	1,870,610	2.57%	-21.37%
2007	1.30%	214,258	12.808596	2,744,344	2.23%	3.56%
High Income Bond Fund II - Primary Shares (FHIB)
2007	1.40%	912	17.130075	15,623	7.85%	1.97%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.40%	553	26.049127	14,405	2.54%	-0.44%
2010	1.40%	553	26.164070	14,469	1.90%	13.54%
2009	1.40%	553	23.044237	12,743	2.38%	28.39%
2008	1.40%	554	17.950000	9,944	1.62%	-43.46%
2007	1.40%	1,153	31.745607	36,603	1.38%	0.10%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	1.30%	259,205	32.377305	8,392,327	0.34%	-1.10%
2010	1.30%	297,004	32.736577	9,722,894	0.28%	22.56%
2009	1.30%	315,568	26.710558	8,428,971	0.44%	26.62%
2008	1.30%	354,158	21.100000	7,471,041	0.75%	-47.86%
2007	1.30%	429,438	40.455652	17,373,194	0.83%	25.31%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2007	1.40%	1,670	23.260397	38,845	3.37%	15.66%
Balanced Portfolio - I Class Shares (AMBP)
2011	1.30%	99,043	23.632811	2,340,665	0.29%	-1.92%
2010	1.30%	113,731	24.095597	2,740,393	1.00%	17.28%
2009	1.30%	125,126	20.544583	2,570,661	3.14%	20.87%
2008	1.30%	141,964	17.000000	2,412,907	3.55%	-39.94%
2007	1.30%	178,683	28.299559	5,056,650	1.15%	14.09%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2007	1.40%	767	$20.542938	$15,756	1.47%	-10.94%

2011	Reserves for annuity contracts in payout phase:				122,282
2011	Contract owners equity:				$22,717,585
2010	Reserves for annuity contracts in payout phase:				133,120
2010	Contract owners equity:				$25,408,456
2009	Reserves for annuity contracts in payout phase:				146,111
2009	Contract owners equity:				$24,654,197
2008	Reserves for annuity contracts in payout phase:				125,740
2008	Contract owners equity:				$23,039,840
2007	Reserves for annuity contracts in payout phase:				231,060
2007	Contract owners equity:				$43,985,004

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.